CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 771,171	$ 22,317
Prepaid expenses	2,990,434	164,391
R&D tax credit receivable	135,437	164,761
Accounts receivable		287,448
Inventory	1,319,414	1,426,140
Total current assets	5,216,456	2,065,057
Property and equipment, net	50,116	51,387
Other long term assets	36,333	36,333
Total assets	5,302,905	2,152,777
Current liabilities:
Accounts payable	6,028,453	4,733,031
Accrued expenses and other current liabilities	11,267,154	9,442,304
Accrued compensation	672,366	1,692,327
Accrued federal tax liability, penalties and interest	5,852,268	6,232,925
Interest payable	869,821	57,474,111
Dividend payable		427,766
Deferred revenue	1,256,236	1,621,707
Derivative liabilities		8,327,602
Warrant liabilities		16,241,092
Related parties payable	$ 1,255,095	$ 1,547,082
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Accrued issuable equity	$ 6,090,000
Total current liabilities	43,507,281	$ 157,734,053
Earn-out liabilities	30,000
Total liabilities	61,238,732	157,734,053
Commitments and contingencies
Series A units subject to possible redemption, 9,965,000 units at a redemption value of $2.90 per unit as of December 31, 2024; none as of December 31, 2025		28,895,316
Shareholders' deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued
Common stock, $0.0001 par value; 500,000,000 shares authorized; 25,609,510 shares issued and outstanding as of March 31, 2025; 14,184,397 as of December 31, 2024	2,561	1,418
Additional paid-in capital	131,227,059
Accumulated deficit	(187,165,447)	(184,476,592)
Total shareholders' deficit	(55,935,827)	(184,476,592)
Total liabilities and shareholders' deficit	5,302,905	2,152,777
Non-related party
Current liabilities:
Interest payable	295,413	17,762,972
Short-term debt, net	5,795,456	27,648,051
Long-term debt, net	3,000,000
Related party
Current liabilities:
Interest payable	574,408	39,711,139
Short-term debt from related parties, net	4,420,432	$ 22,346,055
Long-term debt, net	$ 14,701,451